Fair values	12 Months Ended
Dec. 31, 2021
Fair values
Fair values
—
Note 7
Fair values
Recurring fair value measures
The fair values of financial assets and liabilities measured at fair value on a recurring basis were as follows:
Total
December 31, 2021 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable securities and short-term investments”:
Equity securities

587 587
Debt securities—U.S. government obligations

209 209
Debt securities—Corporate

74 74
Derivative assets—current in “Other current assets”

176 176
Derivative assets—non-current in “Other non-current assets”

41 41
Total 209 878 — 1,087
Liabilities
Derivative liabilities—current in “Other current liabilities”

133 133
Derivative liabilities—non-current in “Other non-current liabilities”

131 131
Total — 264 — 264
Total
December 31, 2020 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable securities and short-term investments”:
Equity securities

1,716 1,716
Debt securities—U.S. government obligations

293 293
Debt securities—Other government obligations

24 24
Debt securities—Corporate

75 75
Derivative assets—current in “Other current assets”

308 308
Derivative assets—non-current in “Other non-current assets”

114 114
Total 317 2,213 — 2,530
Liabilities
Derivative liabilities—current in “Other current liabilities”

145 145
Derivative liabilities—non-current in “Other non-current liabilities”

46 46
Total — 191 — 191
During 2021, 2020 and 2019 there have been no

reclassifications for any financial assets or liabilities
between Level 1 and Level 2.
The Company uses the following methods and assumptions in

estimating fair values of financial assets and
liabilities measured at fair value on a recurring basis:
• Securities in “Marketable securities and short
‑
term investments”:

If quoted market prices in active
markets for identical assets are available, these are considered

Level 1 inputs; however,

when
markets are not active, these inputs are considered Level

2. If such quoted market prices are not
available, fair value is determined using market prices for

similar assets or present value
techniques, applying an appropriate risk
‑
free interest rate adjusted for non
‑
performance risk. The
inputs used in present value techniques are observable and

fall into the Level 2 category.
• Derivatives:
The fair values of derivative instruments are determined

using quoted prices of
identical instruments from an active market, if available

(Level 1 inputs). If quoted prices are not
available, price quotes for similar instruments, appropriately adjusted, or present value
techniques, based on available market data, or option

pricing models are used. Cash
‑
settled call
options hedging the Company’s WAR

liability are valued based on bid prices of the equivalent
listed warrant. The fair values obtained using price quotes for similar instruments or valuation
techniques represent a Level 2 input unless significant unobservable inputs are used.
Non
‑
recurring fair value measures
The Company elects to record private equity investments

without readily determinable fair values at cost, less
impairment, adjusted for observable price changes. The

Company reassesses at each reporting period
whether these investments continue to qualify for this treatment.

In 2021 and 2020, the Company recognized,
in “Other income (expense), net”, net fair value gains of

$
108

million and $
73

million, respectively,

related to
certain of its private equity investments based on observable market price changes for an identical or similar
investment of the same issuer.

The fair values were determined using Level 2

inputs. The carrying values of
these investments at December 31, 2021 and 2020 totaled

$
169

million and $
105

million.
Based on valuations at July 1, 2020, the Company recorded

goodwill impairment charges of $
311

million in
the third quarter of 2020. The fair value measurements

used in the analyses were calculated using the
income approach (discounted cash flow method). The

discounted cash flow models were calculated using
unobservable inputs, which classified the fair value measurement as Level 3 (see Note 11

for additional
information including further detailed information related

to these charges and significant unobservable
inputs).
In June 2019, upon meeting the criteria as held for sale,

the Company adjusted the carrying value of the solar
inverters business which was sold in February 2020 (See Note

4 for details). Apart from the transactions
above, there were no

additional significant non
‑
recurring fair value measurements during 2021 and 2020

.
Disclosure about financial instruments carried on a

cost basis
The fair values of financial instruments carried on a cost

basis were as follows:
Carrying Total
December 31, 2021 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding securities

with original maturities up to 3 months):
Cash

2,422 2,422 2,422
Time deposits

1,737 1,737 1,737
Restricted cash 30 30 30
Marketable securities and short-term investments (excluding

securities):
Time deposits

300 300 300
Restricted cash, non-current 300 300 300
Liabilities
Short-term debt and current maturities of long-term debt

(excluding finance lease obligations)

1,357 1,288 69 1,357
Long-term debt (excluding finance lease obligations)

4,043 4,234 58 4,292
Carrying Total
December 31, 2020 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding securities

with original maturities up to 3 months):
Cash

1,765 1,765 1,765
Time deposits

1,513 1,513 1,513
Restricted cash 323 323 323
Restricted cash, non-current 300 300 300
Liabilities
Short-term debt and current maturities of long-term debt

(excluding finance lease obligations)

1,266 497 769 1,266
Long-term debt (excluding finance lease obligations)

4,668 4,909 89 4,998
The Company uses the following methods and assumptions in

estimating fair values of financial instruments
carried on a cost basis:
•
Cash and equivalents (excluding securities with original maturities up to 3 months), Restricted
cash, current and non-current, and Marketable securities and short
‑ term investments (excluding
securities):

The carrying amounts approximate the fair values as

the items are short
‑
term in
nature or, for cash held in

banks, are equal to the deposit amount.
•
Short
‑
term debt and current maturities of long
‑
term debt (excluding finance lease obligations):
Short
‑
term debt includes commercial paper,

bank borrowings and overdrafts. The carrying
amounts of short
‑
term debt and current maturities of long
‑
term debt, excluding finance lease
obligations, approximate their fair values.
• Long
‑
term debt (excluding finance lease obligations): Fair values of bonds are determined using quoted market prices (Level 1 inputs), if available. For

bonds without available quoted market
prices and other long
‑
term debt, the fair values are determined using a discounted cash flow
methodology based upon borrowing rates of similar debt instruments and reflecting appropriate
adjustments for non
‑
performance risk (Level 2 inputs).